Exhibit 99

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Sep-08

DaimlerChrysler Auto Trust 2008-B Monthly Servicer’s Certificate (MH)	Page 1 of 3

Payment Determination Statement Number	4
Distribution Date	08-Sep-08
Record Date	05-Sep-08

Dates Covered	From and Including	To and Including
Collections Period	01-Aug-08	31-Aug-08
Accrual Period	08-Aug-08	07-Sep-08
30/360 Days	30
Actual/360 Days	31

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	78,691	$1,447,444,220.15
Collections of Installment Principal		25,522,322.64
Collections Attributable to Full Payoffs		11,733,412.94
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		4,992,711.05

Pool Balance — End of Period(EOP)	77,114	$1,405,195,773.52

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,580,000,948.19
Pool Factor (Pool Balance as a % of Initial Pool Balance)	88.94%

Ending Overcollateralization(O/C) Amount	$88,304,694.31
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	106.706%

Cumulative Net Losses	$4,529,293.18
Net Loss Ratio (3 mos weighted avg.)	1.210%
Cumulative Recovery Ratio	37.148%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	22,372,733.70	1.592%	1,217
61-90 Days Delinquent	4,701,859.66	0.335%	213
91-120 Days Delinquent	1,251,914.82	0.089%	59
121 Days or More Delinquent	42,868.06	0.003%	1
Repossessions	7,911,796.27	0.563%	348

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	13,908,438.81
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.76116%

	Current Month	Prior Month
Weighted Average A.P.R.	7.614%	7.621%
Weighted Average Remaining Term (months)	53.40	54.22
Weighted Average Seasoning (months)	13.57	12.70

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Sep-08

DaimlerChrysler Auto Trust 2008-B Monthly Servicer’s Certificate (MH)	Page 2 of 3

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$25,522,322.64	Pool Balance	$1,405,195,773.52
Collections Attributable to Full Payoffs	11,733,412.94	Yield Supplement O/C Amount	(64,402,159.20)

Principal Amount of Repurchases	0.00	Adjusted Pool Balance	$1,340,793,614.32
Recoveries on Loss Accounts	1,730,736.23
Collections of Interest	8,797,293.32	Total Securities	$1,316,891,079.21

Investment Earnings	61,665.20
Reserve Account	11,257,500.00	Adjusted O/C Amount	$23,902,535.11
Hedge Receipts	0.00

Total Sources	$59,102,930.33	Target Overcollateralization Amount	$50,279,760.54

Cash Uses

Servicer Fee	$1,206,203.52	O/C Release Period?	No
Hedge Payments (excl. termination payments)	296,714.88

A Note Interest	4,006,295.72	O/C Release	$0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	492,135.00
Second Priority Principal Distribution Amount	0.00
C Note Interest	291,916.67
Third Priority Principal Distribution Amount	17,649,629.43
Reserve Fund	11,257,500.00
Required Principal Distribution Amount	23,902,535.11
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$59,102,930.33

Administrative Payment
Total Principal and Interest Sources	$59,102,930.33
Investment Earnings in Trust Account	(61,665.20)
Hedge Receipts	(0.00)
Cash Reserve in Trust Account	(11,257,500.00)

Daily Collections Remitted	(47,873,061.48)

Servicer Fee (withheld)	(1,206,203.52)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	$(1,295,499.87)

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Sep-08

DaimlerChrysler Auto Trust 2008-B Monthly Servicer’s Certificate (MH)	Page 3 of 3

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 325,000,000.00 @ 2.80413%	182,443,243.75	140,891,079.21	41,552,164.54	127.8528140	440,539.77	1.3555070
Class A-2a 195,000,000.00 @ 3.81%	195,000,000.00	195,000,000.00	0.00	0.0000000	619,125.00	3.1750000
Class A-2b 370,000,000.00 @ 3.39188%	370,000,000.00	370,000,000.00	0.00	0.0000000	1,080,690.66	2.9207856
Class A-3a 205,000,000.00 @ 4.71%	205,000,000.00	205,000,000.00	0.00	0.0000000	804,625.00	3.9250000
Class A-3b 105,000,000.00 @ 3.94188%	105,000,000.00	105,000,000.00	0.00	0.0000000	356,411.65	3.3943967
Class A-4a 125,500,000.00 @ 5.32%	125,500,000.00	125,500,000.00	0.00	0.0000000	556,383.33	4.4333333
Class A-4b 40,000,000.00 @ 4.31188%	40,000,000.00	40,000,000.00	0.00	0.0000000	148,520.31	3.7130078
Class B 90,300,000.00 @ 6.54%	90,300,000.00	90,300,000.00	0.00	0.0000000	492,135.00	5.4500000
Class C 45,200,000.00 @ 7.75%	45,200,000.00	45,200,000.00	0.00	0.0000000	291,916.67	6.4583334

Total Notes	$1,358,443,243.75	$1,316,891,079.21	$41,552,164.54		$4,790,347.39

*	Class A-1 , A-2b, A-3b Interest is computed on an Actual/360 Basis. Days in current period 31